Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments Under Non-Cancellable Operating Leases

The future minimum lease payments under non-cancellable lease term that are not accounted for in the statement of financial position were as follows:

	December 31,	December 31,
	2024	2023
Within one year	15,600	4,689
Between one and five years	-	-
Total	15,600	4,689